LOSS PER SHARE (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
STOCKHOLDERS DEFICIT (Details Narrative)
Net loss for the year	$ (103,415)	$ (35,214)	$ (432,024)	$ (212,107)	$ (138,629)	$ (644,131)	$ (907,225)	$ (598,941)
Weighted average common shares outstanding:
Basic and diluted							6,384,153	6,000,000
Net loss per share
Basic and diluted							$ (0.14)	$ (0.10)